DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2021
Discontinued business | 2C intra-regional business and loan-facilitation related service
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Revenues
To consumers
Transaction facilitation revenue	481,055	391,447	—	—
Loan facilitation revenue	1,568,705	1,141,981	—	—
Total revenues	2,049,760	1,533,428	—	—

Cost of revenues	(427,548)	(296,347)	—	—
Gross profit	1,622,212	1,237,081	—	—

Operating expenses
Sales and marketing	(1,010,446)	(1,018,483)	—	—
Research and development	(185,488)	(155,168)	—	—
General and administrative	(504,066)	(486,098)	—	—
Losses from guarantee liabilities	2,483	(168,212)	—	—
Impairment for net assets transferred	—	—	(407,709)	(420,000)
Total operating expenses	(1,697,517)	(1,827,961)	(407,709)	(420,000)

Loss from operations	(75,305)	(590,880)	(407,709)	(420,000)
Interest income, net	(81,128)	(14,355)	—	—
Other expenses, net	(14,965)	(4,468)	—	—
Loss from the divestiture of 2C intra-regional and loan facilitation business	—	—	—	(14,745)
Foreign exchange gain	—	534	—	—
Loss from discontinued operations before income tax expense	(171,398)	(609,169)	(407,709)	(434,745)
Income tax expense	(12,941)	(2,992)	—	—
Net loss from discontinued operations	(184,339)	(612,161)	(407,709)	(434,745)

Schedule of discontinued operations, cash flow

	For the year ended December 31,
	2018	2019
	RMB	RMB
Net cash used in operating activities	(808,893)	(821,185)
Net cash generated from investing activities	(4,642)	(187)

Discontinued business | 2B business
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Transaction facilitation revenue	606,599	283,711	22,426	5,198
Cost of revenues	(292,595)	(157,653)	(15,109)	(1,384)
Gross profit	314,004	126,058	7,317	3,814

Operating expenses
Sales and marketing	(187,811)	(120,082)	(22,453)	(8,063)
Research and development	(19,429)	(13,629)	(2,970)	—
General and administrative	(108,949)	(42,636)	(14,415)	(1,218)
Provision for credit losses	—	—	(14,947)	—
Total operating expenses	(316,189)	(176,347)	(54,785)	(9,281)

Gain from the divestiture of 2B business	—	—	—	735,956
Net (loss)/income from discontinued operations	(2,185)	(50,289)	(47,468)	730,489

Schedule of discontinued operations, cash flow

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Net cash (used in)/generated from operating activities	(20,699)	2,338	(34,967)	(9,491)
Net cash (used in)/generated from investing activities	(40,180)	1,159	(25)	—

Held for sale | 2B business
DISCONTINUED OPERATIONS
Schedule of discontinued operations, assets and liabilities

March 31,
2020
RMB

Advance from buyers collected on behalf of sellers	89,096
Other payables and other current liabilities	53,913
Total liabilities held for sale	143,009